Shareholder Fees - Eaton Vance Floating-Rate Municipal Income Fund	Mar. 31, 2020
Prospectus [Line Items]
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Advisers Class
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none
Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none